NOTE 15 - COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease and related payments
2014	$46,025
2015	-
2016	-
2017 and after	-